LICENSE AGREEMENTS (Details)	1 Months Ended		9 Months Ended
	Dec. 31, 2021 agreement	Nov. 30, 2021 agreement	Sep. 30, 2022 USD ($) agreement
LICENSE AGREEMENTS
Number of license and supply agreements entered | agreement	3	3	6
Royalty revenues | $			$ 0